Statements of Cash Flows (unaudited) - Q2 (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended		66 Months Ended	114 Months Ended	120 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2008	Dec. 31, 2012	Jun. 30, 2013
Cash flows from operating activities:
Net loss	$ (17,709)	$ (8,268)	$ (16,929)	$ (19,061)	$ (107,351)	$ (198,786)	$ (216,495)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	145	251	456	3,141	10,212	23,608	23,753
Change in fair value of embedded derivative and derivative liability	4,438	0	(944)	0	0	(944)	3,494
Change in fair value of warrant liability	1,800	(691)	(1,277)	(14,436)	(47)	(17,775)	(15,975)
Charge related to lease liability	231	92	165	1,705	0	1,870	2,101
Loss on disposition of property and equipment	0	0	0	0	16	119	119
Impairment of property and equipment	0	0	0	7,371	0	7,371	7,371
Amortization of net discount on short-term investments	0	0	0	0	(149)	(149)	(149)
Noncash interest expense	2,312	57	1,614	162	1,601	4,162	6,474
Noncash rent expense	2	4	7	(24)	218	224	226
Stock-based compensation expense	276	288	566	834	2,536	5,745	6,021
Changes in operating assets and liabilities:
Prepaid expenses and other assets	(127)	(123)	(1,070)	(802)	(760)	(2,698)	(2,825)
Accounts payable	1,313	(328)	(252)	(283)	815	618	1,931
Accrued expenses and other	(383)	(1,831)	(1,797)	(495)	4,021	966	583
Net cash used in operating activities	(7,702)	(10,549)	(19,461)	(21,888)	(88,888)	(175,669)	(183,371)
Cash flows from investing activities:
Purchases of short-term investments	0	0	0	(13,066)	(260,565)	(324,508)	(324,508)
Change in restricted cash	1,000	0	(1,000)	0	0	(1,000)	0
Sales and redemptions of short-term investments	0	6,066	6,066	7,000	256,057	324,657	324,657
Cash paid for property and equipment	(2)	(4)	(48)	(81)	(31,152)	(31,722)	(31,724)
Proceeds from the sale of property and equipment	0	0	0	0	4	11	11
Net cash provided by (used in) investing activities	998	6,062	5,018	(6,147)	(35,656)	(32,562)	(31,564)
Cash flows from financing activities:
Proceeds from sale of redeemable convertible preferred stock, net	0	0	0	0	139,960	139,960	139,960
Proceeds from sales of common stock and warrants, net	195	6	5	29,023	99	54,922	55,117
Repurchases of common stock	0	0	0	0	(94)	(94)	(94)
Proceeds from long-term debt, net of issuance costs	12,846	0	14,196	4,908	33,768	53,713	66,559
Payments on long-term debt	0	(1,074)	(1,466)	(8,624)	(3,245)	(32,734)	(32,734)
Net cash (used in) provided by financing activities	13,041	(1,068)	12,735	25,307	170,488	215,767	228,808
Net (decrease) increase in cash and cash equivalents	6,337	(5,555)	(1,708)	(2,728)	45,944	7,536	13,873
Cash and cash equivalents, beginning of period	7,536	9,244	9,244	11,972	0	0	0
Cash and cash equivalents, end of period	$ 13,873	$ 3,689	$ 7,536	$ 9,244	$ 45,944	$ 7,536	$ 13,873